333-28069
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.   333-280698
Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 333-280698


Valles Capital Inc. (www.VallesCalles.com)
Registrant Exact Name as Specified in Charter

112 East Fairmont Drive Tempe, Arizona 85282
Address of Principal Executive Offices (Number, Street, City, State,
Zip Code)

928-233-1348 send email inquiries to info@vallescapital.com or avalles112@gmail.com
Registrants Telephone Number, including Area Code

Angel Michel Valles
112 East Fairmont Drive Tempe, Arizona 85282
Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


No Date selected as of this amendment filing.
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:
The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus (or Statement of Additional Information) \is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus
(or Statement of Additional Information) is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or Exchange is not permitted.

Details of this prospectus serve as contract instructions to the Depository Trust and Clearing Corporation.

Interested accredited institutions may continue to rely on any available exemptions.



Table of Contents
Item 1 Summary Information: Fund Overview	6
Fund Name and Type:				6
Investment Adviser Status:			6
Investment Objective:				6
Investment Strategy:				6
Fund Features:					7
Risk and Return Profile:			7
Fees and Expenses:				7
No Distributions Policy:			7
Valuation Procedures:				8
Conclusion:					8
Item 2 Risk/Return Summary: Investment
Objectives/Goals				9
Fees and Expenses of the Fund			9
Annual Fund Operating Expenses			10
Item 4: Risk/Return Summary: Investments,
Risks, and Performance				11
(a) Principal Investment Strategies of the Fund	11
(b) Principal Risks of Investing in the Fund	11
(c) Risk/Return Bar Chart and Table		11
Item 5: Management				12
(a) Investment Adviser(s)			12
(b) Portfolio Manager(s)			12
Item 6: Purchase and Sale of Fund Shares	12
(a) Purchase of Fund Shares			12
(b) Sale of Fund Shares				12
(c) Exchange-Traded Funds			13
(d) Swing Pricing				13
Item 7: Tax Information				13
Item 8: Financial Intermediary Compensation	13
Item 9: Investment Objectives, Principal
Investment Strategies, Related Risks,
and Disclosure of Portfolio Holdings		14
(a) Investment Objectives			14
(b) Implementation of Investment Objectives	14
(c) Risks					14
(d) Portfolio Holdings				14
Item 10: Management, Organization, and
Capital Structure				15
(a) Management					15
(1) Investment Adviser				15
(2) Portfolio Manager				15
(3) Legal Proceedings				15
(b) Capital Stock				16
Item 11: Shareholder Information		17
(a) Pricing of Fund Shares			17
(b) Purchase of Fund Shares			17
(c) Redemption of Fund Shares			17
(e) Frequent Purchases and Redemptions
of Fund Shares					18
(f) Tax Consequences				18
Item 12. Distribution Arrangements		18
(a) Sales Loads:				18
Share Classes:					19
(b) Rule 12b-1 Fees:				20
(c) Multiple Class and Master-Feeder Funds:	21
(1) Structure of Multiple Class Fund:		21
(2) Information for Each Class:			21
(3) Mandatory Conversions or Exchanges:		21
(4) Master-Feeder Fund Structure:		21
Additional Information:				21
Availability of Information:			22
Item 13. Financial Highlights Information	22
Item 14.   Cover Page				23
Item 15.   Fund History				24
Item 16.   Description of the Fund and Its
Investments and Risks				24
Item 17.  Management of the Fund		24
Item 18.   Control Persons and Principal
Holders of Securities				24
Item 19.   Investment Advisory and Other
Services					24
Item 20.   Portfolio Managers			24
Item 21.   Brokerage Allocation and Other
Practices					25
Item 22.   Capital Stock and Other Securities	25
Item 23.   Purchase, Redemption, and Pricing
of Shares					25
Item 25.   Underwriters				25
Item 27.   Financial Statements			25
Item 27A.   Annual and Semi-Annual Shareholder
Report						25
Part C OTHER INFORMATION			25
Item 28.   Exhibits				25
Exhibit A. Articles of Incorporation		25
Exhibit l. Initial Capital Agreements		26
Item 29.   Persons Controlled by or Under
Common Control with the Fund			26
Item 30.   Indemnification			26
Item 31.   Business and Other Connections
of Investment Adviser				26
Item 32.   Principal Underwriters		26
Item 33.   Location of Accounts and Records	27
Item 34.   Management Services			27
Item 35.   Undertakings				27
SIGNITURES					27



Item 1 Summary Information: Fund Overview

Fund Name and Type:
Valles Capital Inc., an open-end, non-diversified management investment company, was incorporated in Arizona on April 20, 2022. The Fund has been established to offer a variety of investment opportunities aimed at generating long-term growth, with a particular focus on capital preservation and market liquidity.

Investment Adviser Status:
Valles Capital Inc. is currently serving as the Funds investment manager and is responsible for overseeing the Funds overall investment strategy, administration, and operations. At this time, Valles Capital Inc. has not yet registered as an investment adviser under the Investment Advisers Act of 1940. However, Valles Capital plans to complete this registration process at a later date, in compliance with regulatory requirements, and will update investors on the status of this registration in conjunction with the Item 35 filing and reporting timeline to assume the formal role of managing Fund assets and overseeing its investment strategies. Until registration is complete, Valles Capital Inc. will prepare to meet all regulatory obligations necessary for its eventual advisory role.

Investment Objective:
The Funds primary investment objective is to provide long-term capital appreciation for shareholders while maintaining liquidity and stability. The Fund seeks to achieve this by investing in a non-diversified portfolio of securities, including U.S. Treasury Direct Zero Percent Certificates of Indebtedness, and other low-risk, high-stability instruments. The Fund also utilizes a proprietary debit card program that allows shareholders to access their investments with liquidity at the point of sale, enabling a flexible and modern investment approach.

Investment Strategy:
The Fund will implement a growth-oriented investment strategy that incorporates:
	Treasury-backed securities: A significant portion of the Funds assets will be allocated to Treasury Direct Zero
	Percent Certificates of Indebtedness (C of I), providing a stable Net Asset Value (NAV) and market price stability for shareholders.
	Equity Growth through Market Maker Participation: The Fund will leverage market maker participation to provide liquidity, allowing investors to access funds via self-directed brokerage accounts. Market makers can utilize a laddered share purchase model to ensure consistent liquidity while maintaining a stable share price.
	Multiple Share Classes: The Fund offers multiple share classes, each designed to meet the needs of different types of investors. Infinity Class Shares are aimed at long-term investors seeking both capital gains tax benefits and capital appreciation.

 Fund Features:
	Liquidity through Debit Card Program: The Fund offers a proprietary debit card linked to investor accounts, providing instant liquidity for shareholders at the point of sale or at ATMs. This innovative feature integrates investments with real-world financial transactions, ensuring that investors have seamless access to their funds.
	Self-Directed Brokerage Accounts: Investors can utilize self-directed brokerage accounts, which allow them to manage their investments and access the Funds share classes through direct deposit and payroll contributions.
	Tax Efficiency: The Funds structure is designed to maximize tax efficiency by utilizing capital gains tax benefits and COGS deductions (in accordance with Schedule D, IRS Form
	1040).

 Risk and Return Profile:
	The Fund is classified as a non-diversified fund, meaning it may invest a significant portion of its assets in a limited number of securities, which may increase volatility.
	While the Funds primary investments in Treasury-backed securities are designed to provide stability and preserve capital, fluctuations in interest rates, market conditions, and liquidity could impact performance. The Funds NAV could experience periods of volatility, and shareholders should consider the long-term investment horizon when investing in the Fund.

 Fees and Expenses:
	Management Fee: Upon registration as an investment adviser, Valles Capital Inc. will charge a management fee of .5% of assets under management, which will be paid from or in addition to the investors contribution in exchange for shares.
	Transaction Fees: The Fund reserves the right to apply transaction fees on large purchases or redemptions to offset the cost of market-making and liquidity management.

No Distributions Policy:
The Fund does not intend to make any distributions that may be taxed as ordinary income, capital gains, or tax-exempt income.
By maintaining a stable NAV through investments in low-risk securities and utilizing share classes that offer growth potential without triggering distributions, the Fund seeks to minimize tax exposure for shareholders.

Valuation Procedures:
The Funds NAV is calculated daily based on the amortized cost of its portfolio securities. In cases where amortized cost is not applicable or accurate, securities will be valued at fair value, determined in good faith by the Funds Board of Directors. This approach ensures that the NAV accurately reflects the true value of Fund assets and protects shareholders from pricing discrepancies.

Conclusion:
Valles Capital Inc. offers an innovative investment vehicle designed for long-term capital appreciation with liquidity and tax-efficient growth. While Valles Capital Inc. has not yet registered as an investment adviser, it plans to do so in the future to formally manage the Funds investment strategy and provide transparent governance. Through its use of Treasury-backed securities, market maker participation, and a proprietary debit card program, the Fund provides shareholders with a modern, flexible investment approach.



Item 2  Risk/Return Summary: Investment Objectives/Goals

The fund, an open-end, non-diversified investment company, was organized as an Arizona Corporation in 2022. The primary objective of the Fund is to provide long-term capital appreciation while maintaining liquidity and stability. The Fund aims to achieve this through strategic investments in low-risk, government-backed securities and by engaging market makers to facilitate liquidity and capital growth.

The Fund is categorized as a Money Market Fund. It seeks to preserve capital by investing primarily in U.S. Treasury Direct Zero Percent Certificates of Indebtedness (C of I), which are backed by the full faith and credit of the U.S. Government, ensuring stability of principal and consistent returns. The Fund will also leverage a laddered investment strategy through market maker participation, providing liquidity while minimizing volatility.

By focusing on stable, low-risk securities and utilizing market makers for liquidity, the Fund seeks to offer shareholders a secure investment option with the potential for consistent capital appreciation over the long term.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly
from or in addition
to your investment)			Amount

Maximum Sales Charge
(Load) Imposed on Purchases		0.00%
Maximum Deferred Sales
Charge (Load)				0.00%
Redemption Fee
(Indirect Participants)			0.50%
Exchange Fee
(Direct Participants)			0.50%
Maximum Account Fee                     0.00%

Annual Fund Operating Expenses
(expenses that you pay each year
as a percentage of the value of
your investment)

Expense					Amount
Management Fees				0.00%
Distribution
[and/or Service] (12b-1) Fees		0.00%
Other Expenses				TBD
Total Annual Fund Operating Expenses	TBD

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund having a $1 NAV and a $5 Market Price for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 0% return each year and that the Funds operating expenses remain the same.

1 year 		$ 50.00
3 years 	$ 150.00
5 years 	$ 250.00
10 years 	$ 500.00

You would pay the following expenses if you did not redeem your shares:

1 year 		$ 0.00
3 years 	$ 0.00
5 years 	$ 0.00
10 years 	$ 0.00

Since the redemption and exchange fee is so small (0.5%), it leads to very minimal costs over time, making it highly affordable for investors.

Portfolio Turnover
As the Fund is in its initial phase and has not yet commenced operations, the financial highlights required for the most recent fiscal year or since the effective date of the Funds registration statement are not available. Consequently, the table and related information cannot be provided at this time.

Item 4: Risk/Return Summary: Investments, Risks, and Performance

(a) Principal Investment Strategies of the Fund

Valles Capital Inc. primarily seeks to achieve its investment objectives by focusing on liquidity-driven, short-term investments. The Fund invests principally in U.S. Treasury Zero Percent Certificates of Indebtedness (C of I), which maintain a stable net asset value (NAV) of $1 per share. The Fund also aims to facilitate liquidity for Authorized Participants and indirect participants through a proprietary debit card program, allowing instant access to funds at point-of-sale (POS) terminals or ATMs. The Fund does not intend to concentrate its investments on any industry or group of industries.

The investment strategy includes issuing shares in aggregations
(ladders) of up to 2.5 million shares at a $1 NAV, enabling liquidity and fund participation for market makers, financial institutions, and individual investors through direct and indirect contributions.

(b) Principal Risks of Investing in the Fund

Investing in Valles Capital Inc. involves several risks. One of the primary risks is the possibility of market fluctuations, which could affect the value of the investments and the stability of the NAV. Although the Fund invests in stable securities like U.S. Treasury Zero Percent Certificates of Indebtedness, unforeseen market events or changes in economic conditions may still adversely impact performance. Additionally, as the Fund offers liquidity options through the debit card program, there are risks associated with technology, cybersecurity, and operational disruptions.

The Fund is non-diversified, meaning it may invest a larger percentage of its assets in a single security or group of securities than diversified funds, which could increase the risk of loss if those investments underperform.

(c) Risk/Return Bar Chart and Table

Given that the Fund is new and does not have a performance history, a bar chart and performance table showing annual total returns will be provided once the Fund has completed at least one calendar year of operations.

Item 5: Management

(a) Investment Adviser(s)
Valles Capital Inc. is currently serving as the Funds investment manager and is responsible for overseeing the Funds overall investment strategy, administration, and operations. However, Valles Capital Inc. has not yet formally registered as an investment adviser with the appropriate regulatory authorities. The company plans to complete this registration process at a later date, in compliance with regulatory requirements, and will update investors on the status of this registration in conjunction with the Item 35 filing and reporting timeline.

(b) Portfolio Manager(s)

This requirement does not apply to a Money Market Fund.


Item 6: Purchase and Sale of Fund Shares

(a) Purchase of Fund Shares
The Fund has no minimum initial or subsequent investment requirements. Shares of the Fund can be purchased by Authorized Participants through direct contributions using 4-week ladders or by indirect participants through direct payroll deposits into self-directed brokerage accounts. The Funds shares are issued at a net asset value (NAV) of $1 per share and have a share price determined based on market conditions.

(b) Sale of Fund Shares
The Funds shares are redeemable on any business day. Authorized Participants (direct participants) can redeem shares in 4-week ladder aggregations by submitting a written request or wire transfer, while indirect participants (debit cardholders or self-directed brokerage account holders) can redeem individual shares at point-of-sale (POS) terminals or ATMs. The Fund reserves the right to allow or require that redemptions be made fully in cash.

(c) Exchange-Traded Funds
The Fund is not an Exchange-Traded Fund (ETF); therefore, the requirements of section (c) are not applicable.

(d) Swing Pricing
The Fund does not employ swing pricing, and therefore, no further disclosure regarding swing pricing is necessary.


Item 7: Tax Information

The Fund does not intend to make any distributions that may be taxed as ordinary income, capital gains, or tax-exempt income. Instead, the Fund aims to maintain a stable share price by utilizing share classes with an equity increase based on the $1 net asset value
(NAV) cost basis. This strategy is designed to minimize or eliminate tax exposure by focusing on maintaining the NAV and market price stability through investments such as a Treasury Direct Zero Percent Certificate of Indebtedness (C of I), which generates no taxable income.

As a result, shareholders should not expect any taxable distributions from the Fund.


Item 8: Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries:
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Please ask your salesperson or visit your financial intermediarys website for more information.

Item 9: Investment Objectives, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings

(a) Investment Objectives
The Funds primary investment objective is to provide long-term capital appreciation and liquidity. This objective may be changed without shareholder approval.

(b) Implementation of Investment Objectives
The Fund aims to achieve its investment objectives by primarily investing in high-quality, low-risk securities, including U.S. Treasury securities such as Zero Percent Certificates of Indebtedness (C of I). The Fund employs a strategy of building liquidity and capital through contributions that are converted into shares at a net asset value (NAV) of $1 per share. The Fund does not currently concentrate on any industry or group of industries.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies to protect against adverse market conditions, economic downturns, or other unfavorable events. During these periods, the Fund may not achieve its investment objectives.

(c) Risks
Investing in the Fund carries certain risks, including but not limited to market risk, liquidity risk, and interest rate risk. The value of the Funds portfolio could fluctuate due to changes in market conditions, economic environments, or interest rates, potentially affecting the Funds NAV and total return. While the Fund seeks to maintain a stable $1 NAV, fluctuations may occur in certain market conditions.

(d) Portfolio Holdings
This requirement does not apply to a Money Market Fund.


Item 10: Management, Organization, and Capital Structure

(a) Management

(1) Investment Adviser
Valles Capital Inc., located at 112 East Fairmont Drive, Tempe, Arizona 85282, serves as the Funds investment manager, responsible for overseeing the Funds overall investment strategy, administration, and operations. Valles Capital Inc. has experience in investment management with a focus on democratizing financial opportunities for a diverse range of investors. Its services include managing fund assets, strategic allocation, and liquidity management.

While Valles Capital Inc. is currently providing investment management services to the Fund, it is not yet registered as an investment adviser under the Investment Advisers Act of 1940 but intends to register at a future date. The registration status and any updates will be reflected in the Funds future Item 35 Undertakings report, ensuring full compliance with regulatory requirements.

The compensation for Valles Capital Inc. is a management fee of 0.5% of total fund redemptions and exchanges, which will be deposited into the paid-in capital account and reinvested in the shares of the Fund. At present, no performance-based fees are charged.

In the future, should performance-based incentives be implemented, they may be tied to specific benchmarks related to the Funds performance, such as the growth of fund assets. Full details regarding any performance-based fees or incentives will be disclosed in compliance with regulatory guidelines.

The approval of the investment advisory contract by the Funds
Board of Directors will be discussed in the Funds annual or semi-annual reports to shareholders.


(2) Portfolio Manager
This requirement does not apply to a Money Market Fund.

(3) Legal Proceedings
As of the date of this prospectus, there are no material pending legal proceedings involving Valles Capital Inc. or the Fund.

(b) Capital Stock
Valles Capital Inc., an Arizona corporation, is registering 1,000,000,000 shares of the authorized number of shares to be issued of common stock. These shares have no par value. Of these authorized shares to be issued, 500,000,000 shares, which represent ownership interests, are currently outstanding and held by Angel Michel Valles, the CEO and owner of Valles Capital Inc.

There are no unique or unusual restrictions on the right to retain or dispose of the Funds Capital shares. Investors may redeem their shares at any time, subject to the current market price, and will not be exposed to any material obligations or liabilities beyond normal investment risks.

Valles Capital Inc. plans to engage in real estate mergers and acquisitions (M&A) by utilizing the unissued portion of its authorized shares. The objective is to acquire real estate assets that will serve as a basis for creating new market capital value. Bank sponsors and other market participants may provide cash contributions in exchange for shares of Valles Capital Inc. common stock, supporting these property acquisitions using 1033 exchanges.

These properties will be integral to Valles Capital Inc. business operations and could also serve ancillary purposes, such as recruitment activities, corporate retreats, and research project facilities. Additionally, the properties may be rented or leased for events like weddings, corporate functions, or short-term rentals (e.g., Airbnb). Revenues generated from these uses will be added to Valles Capital Inc. paid-in capital account and, until needed, invested in Valles Capital Inc class shares of the fund, the company dedicated paid in capital account share class.

Furthermore, Valles Capital Inc. will receive management fees for every redemption and exchange of fund shares. These fees will also be deposited into the paid-in capital account, further contributing to the company growth and financial stability. The capital generated from these real estate assets and management activities will support Valles Capitals broader strategy and expansion into new markets.

The remaining authorized but unissued shares will be reserved for strategic initiatives, including acquiring land and equipment to develop sustainable technologies such as hydrogen-on-demand units. These units are designed to retrofit existing gasoline engines, aligning with Valles Capital Inc. long-term goal of supporting innovation and sustainability in its business operations.


Item 11: Shareholder Information

(a) Pricing of Fund Shares
The price of Fund shares is based on the Funds net asset value
(NAV), calculated using the amortized cost method. The Fund will value its shares using a $1.00 NAV cost basis per share, based on the initial cost of a Zero Percent Certificate of Indebtedness
(C of I) issued by the U.S. Treasury. The amortized cost method ensures that the NAV of the shares remains stable, with no daily fluctuations in value, as the price reflects the face value of the C of I.

Shares are valued at amortized cost to maintain stability and reduce volatility, which provides clarity to investors regarding the fixed value of their shares. Although the Fund seeks to maintain a stable share price, the value of the underlying investments may fluctuate. The Fund reserves the right to use fair value pricing in certain circumstances, such as if market conditions or other factors make it difficult to value the Funds assets accurately.

The Fund calculates NAV daily at the close of regular trading on the New York Stock Exchange (NYSE), typically 4:00 p.m. ET. The price for purchase or redemption of Fund shares is based on the next NAV calculation after the order is received. Fund shares will not be priced on national holidays or any day the NYSE is closed.

(b) Purchase of Fund Shares
Fund shares can be purchased using direct participant contributions (such as 4-week ladder contributions) or through self-directed brokerage accounts (indirect participants). There are no minimum initial or subsequent investment requirements. Fund shares are not traded on an exchange, and orders for purchases are processed based on the next calculated NAV.

(c) Redemption of Fund Shares
Fund shares are redeemable or exchanged at any time, and investors may redeem or exchange shares through the Funds redemption procedures, including written requests, telephone, or wire transfers. The price at which shares are redeemed is based on the next NAV calculation following the order.

Redemption requests are typically processed within 1 to 3 business days, depending on the method used. The Fund reserves the right to delay honoring redemptions under specific conditions as outlined in the prospectus.

(e) Frequent Purchases and Redemptions of Fund Shares
The Fund is structured to accommodate frequent purchases and redemptions of Fund shares, particularly through the use of debit card transactions and automated self-directed brokerage accounts. This flexibility allows for real-time liquidity for investors and businesses using the fund as a financial tool for capital management. By aligning share purchases and redemptions with direct payroll deposits and point-of-sale transactions, the Fund mitigates the risks of frequent trading, such as fraud and market manipulation.

Frequent trading does not impose additional costs on the Funds shareholders due to the stability of the amortized cost pricing method.

(f) Tax Consequences
The Funds investments in Zero Percent Certificates of Indebtedness and the use of amortized cost valuation help mitigate tax exposure for shareholders. The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains. Instead, the Funds strategy of maintaining a stable $1 NAV ensures that shareholders do not experience taxable events based on capital gains.

In addition, by treating the cost of goods sold (COGS) as a deductible expense under U.S. tax laws, the Fund offers investors and businesses an opportunity to offset income with these expenses, which could result in a reduction of taxable income. The structure also benefits from lower long-term capital gains tax rates when applicable, providing investors with an advantageous tax strategy over time.

If investors use their Fund shares to realize capital gains or make distributions, these may be subject to capital gains tax depending on the length of time the shares were held and the applicable tax rates.

Item 12. Distribution Arrangements

(a) Sales Loads:

The Fund does not impose any front-end or deferred sales loads on purchases of its shares. Each share class is designed to offer different benefits and investment thresholds without additional sales charges.

Share Classes:

1. Corporate Infinity Class
	Stated Market Value: TBD
	Net Asset Value (NAV): $1
	Eligibility: Unlocks when the cardholders account market value maintains a $125,000 balance for 6 months.
	Automatic Recognizing: With each new contribution, the amount is automatically recognized and deposited into the Global Infinity Class shares to establish the cost of goods sold
	(COGS) for that year. The year-end estimate of COGS reflects the total amounts recognized throughout the year, excluding any recognized capital gains above the deduction.
	Investment: 100% in a Treasury Direct Zero Percent Certificate of Indebtedness (0% C of I). These instruments do not earn interest but maintain a stable NAV and Share Market Value. They are backed by the full Faith and Credit of the United States Government.

2. International Infinity Class
	Stated Market Value: TBD
	Net Asset Value (NAV): $1
	Eligibility: Unlocks when the cardholders account market value maintains a $25,000 balance for 6 months.
	Automatic Recognizing: With each new contribution, the amount is automatically recognized and deposited into the Global Infinity Class shares to establish the cost of goods sold (COGS) for that year. This facilitates day trading and supports end-of-year inventory deductions. The year-end estimate of COGS reflects the total amounts recognized throughout the year, excluding any recognized capital gains above the deduction.
	Investment: 100% in a Treasury Direct Zero Percent Certificate of Indebtedness (0% C of I). These instruments do not earn interest but maintain a stable NAV and Share Market Value. They are backed by the full Faith and Credit of the United States Government.

3. Sovereign Infinity Class
	Stated Market Value: TBD
	Net Asset Value (NAV): $1
	Eligibility: Unlocks when the cardholders account market value maintains a $5,000 balance for 6 months.
	Automatic Recognizing: With each new contribution, the amount is automatically recognized and deposited into the Global Infinity Class shares to establish the cost of goods sold
	(COGS) for that year. This supports day trading and end-of-year inventory deductions. The year-end estimate of COGS reflects the total amounts recognized throughout the year, excluding any recognized capital gains above the deduction.
	Investment: 100% in a Treasury Direct Zero Percent Certificate of Indebtedness (0% C of I). These instruments do not earn interest but maintain a stable NAV and Share Market Value. They are backed by the full Faith and Credit of the United States Government.

4. Admiral Infinity Class
	Stated Market Value: TBD
	Net Asset Value (NAV): $1
	Eligibility: Unlocks when the cardholder opens an account. Automatic Recognizing: With each new contribution, the amount is automatically recognized and deposited into the Global Infinity Class shares to establish the cost of goods sold
	(COGS) for that year. This approach facilitates day trading and supports end-of-year inventory deductions. The year-end estimate of COGS reflects the total amounts recognized throughout the year, excluding any recognized capital gains above the deduction.
	Investment: 100% in a Treasury Direct Zero Percent Certificate of Indebtedness (0% C of I). These instruments do not earn interest but maintain a stable NAV and Share Market Value. They are backed by the full Faith and Credit of the United States Government.

5. Global Infinity Class
	Stated Market Value: TBD
	Net Asset Value (NAV): $1
	Function: Acts as a global sweep account, receiving direct deposits from the Admiral, Sovereign, International, and Corporate Infinity Class shares. Amounts automatically recognized from other classes are deposited here to establish the cost of goods sold (COGS) for that year.
	The year-end estimate of COGS reflects the total amounts recognized throughout the year, excluding any recognized capital gains above the deduction.
	Investment: 100% in a Treasury Direct Zero Percent Certificate of Indebtedness (0% C of I). These instruments do not earn interest but maintain a stable NAV and Share Market Value. They are backed by the full Faith and Credit of the United States Government.

(b) Rule 12b-1 Fees:

The Fund does not have a Rule 12b-1 plan and does not charge distribution or service fees related to the sale and distribution of shares.

(c) Multiple Class and Master-Feeder Funds:

(1) Structure of Multiple Class Fund:
The Fund operates as a Multiple Class Fund, offering various share classes with distinct market values, NAV structures, and eligibility requirements.

(2) Information for Each Class:
Each share class includes:
	Sales Loads: None.
	Fees and Expenses: Specific fee structures applicable to each Class.
	Minimum Investments: Investment thresholds required for each Class.

(3) Mandatory Conversions or Exchanges:
Details on any mandatory or automatic conversions between Classes, if applicable, will be provided. These details include the impact on fees and investment strategies.

(4) Master-Feeder Fund Structure:
If applicable, the structure includes:
	Feeder Fund: Describes the Feeder Funds investment in the
	Master Fund.
	Master Fund: Provides information on the Master Funds investment strategy and objectives.

Additional Information:

	Purchase and Redemption Procedures: Procedures for buying and redeeming shares, including any applicable fees or restrictions.
	Shareholder Services: Services available to shareholders, including account maintenance and support.
	Disclosure of Costs: Details on any additional costs related to shares or accounts.

Availability of Information:
The Fund makes comprehensive information available on its website at www.VallesCapital.com, including details on sales loads, Rule 12b-1 fees, and multiple Class structures.

Since the Fund is new and does not have an operating history, it is not possible to provide the requested financial highlights for the past five years or for the period since the Fund's inception.


Item 13. Financial Highlights Information

As the Fund is in its initial phase and has not yet commenced operations, the financial highlights required for a period of five years or since the effective date of the Funds registration statement are not available. Consequently, the table and related information cannot be provided at this time.

For future reference, upon the completion of the Funds first fiscal year, the following information will be provided to offer an understanding of the Funds financial performance:

	Net Asset Value, Beginning of Period
	Income From Investment Operations: Including net investment income and net gains or losses on securities (both realized and unrealized)
	Total From Investment Operations
	Less Distributions: Including dividends (from net investment income), distributions (from capital gains), returns of capital
	Total Distributions
	Capital Adjustments Due to Swing Pricing (if applicable)
	Net Asset Value, End of Period
	Net Asset Value, Adjusted Pursuant to Swing Pricing,
	End of Period
	Total Return: Calculated for the period from inception Ratios/Supplemental Data: Including net assets, ratio of expenses to average net assets, ratio of net income to average net assets, and portfolio turnover rate

The Fund will ensure that the financial highlights are audited as required and will be included in the Funds annual report and the Statement of Additional Information (SAI) once they are available. For the time being, please contact us for any additional information or updates regarding the Funds performance and financial data.


Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.   Cover Page

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

Name of Fund		Valles Capital Inc.

Series of Shares	Valles Capital Inc.

Classes of Shares 	Valles Capital Inc.
			Infinity
			Corporate Infinity
			International Infinity
			Sovereign Infinity
			Admiral Infinity
			Global Infinity

Registrants Name	Valles Capital Inc.

The SAI is not a prospectus.

SUBJECT TO COMPLETION, DATED JULY 3, 2024 THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR EXCHANGE IS NOT PERMITTED.

Reports and other information about the Fund are available on the EDGAR Database on the Commissions Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Item 15.   Fund History
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 16.   Description of the Fund and Its Investments and Risks
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 17.  Management of the Fund
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 18.   Control Persons and Principal Holders of Securities
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 19.   Investment Advisory and Other Services
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 20.   Portfolio Managers
New Issuer	MONEY MARKET FUND NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 21.   Brokerage Allocation and Other Practices
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 22.   Capital Stock and Other Securities
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 23.   Purchase, Redemption, and Pricing of Shares
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 25.   Underwriters
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 27.   Financial Statements
New Issuer	NO ADITIONAL ACTIVITY TO REPORT FOR THIS ITEM.

Item 27A.   Annual and Semi-Annual Shareholder Report
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Part C OTHER INFORMATION

Item 28.   Exhibits

Exhibit A. Articles of Incorporation

Articles of Incorporation for Valles Capital can be found at the following web address https://ecorp.azcc.gov/CommonHelper/Get
FilingDocuments?barcode=22042022079696 or by searching the
Arizona Corporation Commissions eCorp website https://ecorp.azcc.gov/ Entity Search/Index using entity search for Valles Capital Inc or ID # 23363947.

Exhibit l. Initial Capital Agreements
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 29.   Persons Controlled by or Under Common Control with the
Fund
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 30.   Indemnification
Indemnification of Officers, Directors, Employees and Agents.
The Corporation shall indemnify any person who incurs expenses or liabilities by reason of the fact he or she is or was an officer, director, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another Corporation, partnership, joint venture, trust or other enterprise. This indemnification shall be mandatory in all circumstances in which indemnification is permitted by law.

Limitation of Liability.
To the fullest extent permitted by the Arizona Revised Statutes, as the same exists or may hereafter be amended, a director of the Corporation shall not be liable to the Corporation or its stockholders for monetary damages for any action taken or any failure to take any action as a director. No repeal, amendment or modification of this article, whether direct or indirect, shall eliminate or reduce its effect with respect to any act or omission of a director of the Corporation occurring prior to such repeal, amendment or modification.

Item 31.   Business and Other Connections of Investment Adviser
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 32.   Principal Underwriters
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 33.   Location of Accounts and Records
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 34.   Management Services
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 35.   Undertakings

1. To file a post-effective amendment, using financial statements that need not be audited, within four to six months from the effective date of the registration statement, in accordance with
Section 24(e)(1) of the Investment Company Act of 1940.

2. To comply with Section 18 of the Securities Act of 1933, and
Section 30(e) and Section 30(g) of the Investment Company Act of 1940, with respect to providing annual and semi-annual reports to investors, including financial statements and updates on the Fund's performance.

3. To carry out the necessary actions in the event of a material change in the Funds business or operations by filing an amendment to this registration statement as required under Rule 485(a) of the Securities Act of 1933.



SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Tempe, and State of Arizona, on the 16th day of September 2024.

By
Valles Capital Fund

Angel Michel Valles, CEO
Signature            Title

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Angel Michel Valles, CEO          September 16th, 2024
Signature            Title        Date








Reports and other information about the Fund are available on the EDGAR Database on the Commissions Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.


FILE NUMBER(S):
811-23981
333-280698